Cover Page - shares	12 Months Ended
	Dec. 31, 2025	Mar. 19, 2026
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	SES S.A.
Entity Central Index Key	0001347408
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	333-286828
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	Château de Betzdorf
Entity Address, Address Line Two	L-6815 Betzdorf Grand Duchy
Entity Address, Postal Zip Code	L-6815
Entity Address, City or Town	Betzdorf
Entity Address, Country	LU
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Assurance
Auditor Firm ID	876
Auditor Location	Luxembourg
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Postal Zip Code	22102
Entity Address, City or Town	McLean
Entity Address, Country	VA
Contact Personnel Name	Aaron Shourie
Contact Personnel Email Address	aaron.shourie@ses.com
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		371,457,600
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		185,728,800